Derivative Financial Instruments and Hedging Activities (Summary of Derivative Instruments (Gain) Loss, Not Designated as Hedging) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Foreign currency forward contracts [Member] | Other (income) expense [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, (Gain) Loss [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, (Gain) Loss, Net	$ (10)	$ (9)	$ (15)